Share-based payments	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Share-based payments
26. Share-based payments
The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2024	2023	2022
Pearson plans	44	40	38
The Group operates the following equity-settled employee option and share plans:
Worldwide Save for Shares Plan – The Group has a Worldwide Save for Shares Plan. Under this plan, employees can save a portion of their monthly salary over a period of three years. At the end of this period, the employee has the option to purchase ordinary shares with the accumulated funds at a purchase price equal to 80% of the market price prevailing at the time of the commencement of the employee’s participation in the plan. Options that are not exercised within six months of the end of the savings period lapse unconditionally.
Employee Stock Purchase Plan – In 2000, the Group established an Employee Stock Purchase Plan which allows all employees in the US to save a portion of their monthly salary over six-month
periods. At the end of the period, the employee has the option to purchase American Depositary Receipts (ADRs) with their accumulated funds at a purchase price equal to 85% of the lower of the market prices prevailing at the beginning or end of the period.
Long-Term Incentive Plan – The plan was first introduced in 2001 and from time to time the plan rules are renewed. The plan consists of restricted shares. The vesting of restricted shares is normally dependent on continuing service over a three
to five-year period, and in the case of Executive Directors and senior management
,
upon the satisfaction of corporate performance targets over a three-year period. These targets may be based on market and/or non-market
performance criteria. Restricted shares awarded to Executive Directors in May 2022 vest dependent on relative total shareholder return (FTSE 100), net return on invested capital and adjusted earnings per share, and the May 2024 and May 2023 awards vest based on relative total shareholder return (FTSE 100 and S&P 500, excluding certain sectors), return on capital, adjusted earnings per share and strategic measures
. These awards are in addition to the share
buy-out
for Omar Abbosh for his forfeited Microsoft shares which vests annually in three equal tranches. Other restricted shares awarded in 2024, 2023, and 2022 generally vest depending on continuing service over periods of up to five years. Included within the total share-based payments charge in 2024 was £2m (2023: £3m; 2022: £3m) in respect of remuneration for post-acquisition services for recent acquisitions, which was included within other net gains and losses in the income statement.

The following shares were granted under restricted share arrangements:

		2024		2023

	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	6,262	8.96	5,572	6.99
In 2024, £36m (2023: £23m) of shares vested across the Worldwide Save for Shares Plan and the Long-Term Incentive Plan.
The fair value of shares granted under the Long-Term Incentive Plan that vest unconditionally is determined using the share price at the date of grant. Participants under the plans are entitled to dividends during the vesting period and therefore the share price is not discounted.
Restricted shares with a market performance condition were valued by an independent actuary using a Monte Carlo model. Restricted shares with a non-market
performance condition were fair valued based on the share price at the date of grant.
Non-market
performance conditions are taken into consideration by adjusting the number of shares expected to vest based on the most likely outcome of the relevant performance criteria.